Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Liabilities by Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Conditional advances	€ 4,421	€ 1,321	€ 1,181
Bank loans	10,019	62	799
Other financial liabilities	35	38	39
Convertible notes	2,169
Total financial liabilities	16,644	1,421	2,019
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Conditional advances	0	0	0
Bank loans	96	62	737
Other financial liabilities	0	0	39
Convertible notes	2,169
Total financial liabilities	2,265	62	776
One to three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Conditional advances	0	0	0
Bank loans	3,768	0	62
Other financial liabilities	35	0	0
Convertible notes	0
Total financial liabilities	3,803	0	62
Three to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Conditional advances	0	0	0
Bank loans	4,069	0	0
Other financial liabilities	0	38	0
Convertible notes	0
Total financial liabilities	4,069	38	0
More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Conditional advances	4,421	1,321	1,181
Bank loans	2,086	0	0
Other financial liabilities	0	0	0
Convertible notes	0
Total financial liabilities	€ 6,507	€ 1,321	€ 1,181